Note 25 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Rent Expense	$ 6,044,119	$ 7,013,985	$ 4,808,894